Forward Purchase Agreements - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 01, 2023	Oct. 27, 2022	Oct. 31, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from sale of recycled shares					$ 1,870	$ 0	$ 40	$ 0
Proceeds from gain of recycled shares					1,306
Change in fair value of forward option-prepaid forward contracts				$ (69)	(1,723)		(10,170)	0
Change in fair value of forward option					1,723	$ 0	$ 10,170	$ 0
Forward Purchase Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
PIPE financing, Shares				1,096,972
Stock issued during period, value				$ 558
Proceeds from sale of recycled shares					1,870
Change in fair value of forward option-prepaid forward contracts				$ (69)	$ (1,723)
Sale of recycled shares					374,005		3,995
Remaining recycled shares							1,147,405
Initial value of forward option prepaid forward contracts							$ 11,940
Sale of recycled shares amount							41
Change in fair value of forward option							10,170
Forward option-prepaid forward contracts							$ 1,729
Forward Purchase Agreements [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of consecutive trading days for determining share price			20 days
Volume weighted average price	$ 3		$ 3
Number of trading days for determining share price			30 days
Forward Purchase Agreements [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of consecutive trading days for determining share price	20 days
Volume weighted average price			$ 2.5
Common Class A [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price			10
Common Class A [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price			$ 5
Common Class A [Member] | Vellar Prepaid Forward Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares, acquisitions		1,151,400	1,173,400
Stock repurchased during period, shares			200,000
Share price			$ 10.37
Payment out of the trust account			$ 14,358
Stock repurchased during period, value			2,074
Reimbursement of legal expense			$ 116